UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

International Growth Fund

February 28, 2009

International Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

COMMON STOCKS — 99.4%
AUSTRALIA ― 3.9%
731,614	BHP Billiton Ltd.	$ 13,311,961
283,690	Commonwealth Bank of Australia	5,337,815
676,042	CSL Ltd.	15,690,900
140,714	Rio Tinto Ltd.	4,115,009
957,900	Telstra Corp. Ltd.	2,169,016
		40,624,701
BELGIUM ― 3.0%
480,837	Anheuser-Busch InBev NV	13,276,018
986,493	SES SA Fiduciary Depositary Receipt	18,257,940
		31,533,958
BRAZIL ― 2.5%
1,114,900	Cia Vale do Rio Doce Preference Shares	12,536,448
136,960	Petroleo Brasileiro SA ADR	3,797,901
958,300	Redecard SA	9,978,117
		26,312,466
CANADA ― 1.9%
200,540	Canadian National Railway Co.	6,440,862
268,680	Research In Motion Ltd.(1)	10,731,079
81,950	Shoppers Drug Mart Corp.	2,787,279
		19,959,220
CZECH REPUBLIC ― 0.4%
124,700	CEZ AS	3,769,511

DENMARK ― 1.7%
313,506	Novo Nordisk A/S B Shares	15,235,290
45,780	Vestas Wind Systems A/S(1)	2,001,759
		17,237,049
FINLAND ― 0.9%
405,550	Fortum Oyj	7,016,497
230,110	Nokia Oyj	2,167,442
		9,183,939
FRANCE ― 6.9%
198,550	Air Liquide SA	14,597,643
189,750	ALSTOM SA	9,039,804
315,605	AXA SA	2,917,305
174,130	BNP Paribas	5,714,148
146,840	Cie Generale des Etablissements Michelin, Class B	4,790,818
93,880	Cie Generale d'Optique Essilor International SA	3,252,511
61,758	Groupe Danone	2,960,797
418,136	Total SA	19,787,003
143,394	Ubisoft Entertainment SA(1)	2,162,687
242,650	Vivendi	5,812,337
		71,035,053
GERMANY ― 7.0%
38,620	adidas AG	1,124,735
177,100	Allianz SE	11,996,847
147,640	Bayer AG	7,110,672
90,270	Deutsche Boerse AG	4,151,571

International Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

410,353	Deutsche Telekom AG	$ 4,967,697
400,963	Fresenius Medical Care AG & Co. KGaA	16,513,626
33,423	K+S AG	1,504,999
166,010	Muenchener Rueckversicherungs AG	20,366,473
136,380	SAP AG	4,401,456
		72,138,076
GREECE ― 0.9%
9,430	Coca-Cola Hellenic Bottling Co. SA	115,290
761,851	National Bank of Greece SA	9,418,238
		9,533,528
HONG KONG ― 2.5%
580,500	China Mobile Ltd.	4,996,433
417,300	Hang Seng Bank Ltd.	4,613,853
2,970,000	Li & Fung Ltd.	6,501,267
4,932,500	Link Real Estate Investment Trust (The)	9,381,546
		25,493,099
INDIA ― 0.7%
369,096	Bharti Airtel Ltd.(1)	4,563,697
97,928	Housing Development Finance Corp. Ltd.	2,419,266
		6,982,963
IRELAND ― 2.4%
104,230	CRH plc	2,161,608
1,860,640	Experian plc	11,044,078
469,789	Ryanair Holdings plc ADR(1)	11,199,770
		24,405,456
ISRAEL ― 1.4%
314,500	Teva Pharmaceutical Industries Ltd. ADR	14,020,410

ITALY ― 3.3%
1,013,139	ENI SpA	20,238,509
437,310	Intesa Sanpaolo SpA	1,064,421
853,374	Saipem SpA	13,256,545
		34,559,475
JAPAN ― 14.2%
170,600	Benesse Corp.	6,786,529
1,021	Central Japan Railway Co.	6,177,812
275,500	FamilyMart Co. Ltd.	9,308,373
58,800	FAST RETAILING CO. LTD.	5,892,515
388,900	Honda Motor Co. Ltd.	9,342,757
1,747,900	iShares MSCI Japan Index Fund	12,882,023
714,000	Japan Steel Works Ltd. (The)	6,379,853
280,300	Konami Corp.	3,938,713
218,400	Kurita Water Industries Ltd.	3,683,298
166,900	Mitsubishi Corp.	2,088,469
355,000	Mitsubishi Estate Co. Ltd.	3,543,503
1,603,000	Mitsubishi UFJ Financial Group, Inc.	7,290,274
20,000	Mitsui OSK Lines Ltd.	101,882
69,500	Murata Manufacturing Co. Ltd.	2,636,253
54,400	Nintendo Co. Ltd.	15,419,650
13,470	Nomura ETF - Nikkei 225 Exchange Traded Fund	1,044,285
19,310	Rakuten, Inc.	9,904,686
434,100	Softbank Corp.	5,216,806

International Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

4,750	Sony Financial Holdings, Inc.	$ 12,049,514
95,700	Sumitomo Mitsui Financial Group, Inc.	3,049,823
157,100	Terumo Corp.	4,824,868
2,421,000	Tokyo Gas Co. Ltd.	9,690,615
84,900	Unicharm Corp.	5,529,265
		146,781,766
LUXEMBOURG ― 0.3%
67,460	Millicom International Cellular SA	2,655,900

MEXICO ― 0.2%
328,600	Cemex SAB de CV ADR(1)	1,771,154

NETHERLANDS ― 4.0%
80,900	ASML Holding NV	1,248,380
332,930	ING Groep NV CVA	1,531,069
1,779,610	Koninklijke Ahold NV	19,944,616
1,236,860	Koninklijke KPN NV	15,951,768
199,900	Randstad Holding NV	2,927,317
		41,603,150
PEOPLE'S REPUBLIC OF CHINA ― 1.0%
5,098,500	China Merchants Bank Co. Ltd. H Shares	7,351,433
43,600	iShares FTSE/Xinhua China 25 Index Fund	1,059,916
265,600	Tencent Holdings Ltd.	1,513,374
		9,924,723
SINGAPORE ― 0.5%
752,000	United Overseas Bank Ltd.	4,798,605

SOUTH KOREA ― 1.6%
203,360	Hyundai Motor Co.	6,430,008
10,290	POSCO	2,083,065
25,120	Samsung Electronics Co. Ltd.	7,764,979
		16,278,052
SPAIN ― 3.2%
1,383,122	Banco Santander SA	8,528,519
555,580	Indra Sistemas SA	10,173,857
773,440	Telefonica SA	14,404,147
		33,106,523
SWEDEN ― 0.4%
110,070	H & M Hennes & Mauritz AB B shares	4,113,059

SWITZERLAND ― 9.8%
659,775	ABB Ltd.(1)	7,975,317
132,820	Actelion Ltd.(1)	6,278,128
141,510	Credit Suisse Group AG	3,475,162
340,090	Julius Baer Holding AG	7,881,298
49,440	Lonza Group AG	4,751,299
695,400	Nestle SA	22,738,272
342,550	Novartis AG	12,467,201
120,439	Roche Holding AG	13,658,603
4,410	SGS SA	3,983,102
86,463	Syngenta AG	18,401,923
		101,610,305
521,200	AU Optronics Corp. ADR	3,747,428

International Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

352,960	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$ 2,661,318
		6,408,746
UNITED KINGDOM ― 23.7%
697,217	Admiral Group plc	8,498,304
289,500	AMEC plc	2,250,110
485,010	AstraZeneca plc	15,515,666
406,873	Autonomy Corp. plc(1)	7,063,769
1,106,260	BAE Systems plc	5,858,163
1,468,289	BG Group plc	20,951,899
239,868	British American Tobacco plc	6,161,836
2,296,380	British Sky Broadcasting Group plc	15,399,908
279,350	Cadbury plc	2,143,275
973,960	Capita Group plc (The)	9,242,498
663,270	Carnival plc	13,549,253
2,705,866	Cobham plc	7,455,703
3,011,850	Compass Group plc	13,315,739
836,552	GlaxoSmithKline plc	12,768,655
1,005,594	HSBC Holdings plc	7,203,845
770,620	International Power plc	2,614,734
1,414,740	Kingfisher plc	2,551,110
389,539	Man Group plc	950,324
137,470	Next plc	2,292,621
372,903	Reckitt Benckiser Group plc	14,352,323
1,833,793	Reed Elsevier plc	13,691,433
1,195,178	Scottish and Southern Energy plc	19,553,087
4,274,129	Tesco plc	20,339,237
1,014,370	TUI Travel plc	3,204,461
10,125,900	Vodafone Group plc	17,999,922
		244,927,875
UNITED STATES ― 0.5%
58,460	Apple, Inc.(1)	5,221,063
TOTAL COMMON STOCKS
(Cost $1,224,023,876)		1,025,989,825

TEMPORARY CASH INVESTMENTS — 0.5%
57,192	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	57,192

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 4.875%, 5/15/09, valued at $5,403,264), in a joint trading account at 0.22%, dated 2/27/09, due 3/2/09 (Delivery value $5,300,097)		5,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,357,192)		5,357,192

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $1,229,381,068)		1,031,347,017
OTHER ASSETS AND LIABILITIES — 0.1%		642,276
TOTAL NET ASSETS — 100.0%		$1,031,989,293

International Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	14.9%
Consumer Discretionary	13.8%
Health Care	13.8%
Consumer Staples	11.6%
Industrials	9.3%
Information Technology	8.8%
Energy	7.8%
Telecommunication Services	7.1%
Materials	6.8%
Utilities	4.1%
Diversified	1.4%
Cash and Equivalents*	0.6%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

International Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 69,805,154
Level 2 - Other Significant Observable Inputs	961,541,863
Level 3 - Significant Unobservable Inputs	-
$ 1,031,347,017

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,301,831,079
Gross tax appreciation of investments	$ 55,856,043
Gross tax depreciation of investments	(326,340,105)
Net tax appreciation (depreciation) of investments	$ (270,484,062)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Growth Fund

February 28, 2009

Global Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

COMMON STOCKS — 99.0%

AUSTRALIA ― 3.9%
226,080	BHP Billiton Ltd.	$ 4,113,601
250,365	CSL Ltd.	5,810,958
661,070	Telstra Corp. Ltd.	1,496,891
		11,421,450
BELGIUM ― 1.9%
294,017	SES SA Fiduciary Depositary Receipt	5,441,645

BERMUDA ― 1.1%
108,320	Accenture Ltd., Class A	3,161,861

BRAZIL ― 1.4%
129,470	Cia Vale do Rio Doce ADR	1,668,868
18,330	Petroleo Brasileiro SA ADR	508,291
194,700	Redecard SA	2,027,277
		4,204,436
CANADA ― 0.7%
57,950	Shoppers Drug Mart Corp.	1,970,992

DENMARK ― 0.2%
11,666	Vestas Wind Systems A/S(1)	510,103

FRANCE ― 3.3%
24,950	Air Liquide SA	1,834,355
66,770	ALSTOM SA	3,180,963
34,340	Pernod-Ricard SA	1,888,450
58,100	Total SA	2,749,404
		9,653,172
GERMANY ― 4.2%
54,350	Deutsche Boerse AG	2,499,589
108,930	Fresenius Medical Care AG & Co. KGaA	4,486,272
41,990	Muenchener Rueckversicherungs-Gesellschaft AG	5,151,426
		12,137,287
GREECE ― 0.7%
165,566	National Bank of Greece SA	2,046,778

HONG KONG ― 1.4%
890,000	Li & Fung Ltd.	1,948,191
1,123,500	Link Real Estate Investment Trust (The)	2,136,882
		4,085,073
INDIA ― 0.9%
28,260	Bharat Heavy Electricals Ltd.	769,196
154,720	Bharti Airtel Ltd.(1)	1,913,040
		2,682,236
IRELAND ― 1.9%
102,070	CRH plc	2,100,826
294,290	Experian plc	1,746,798
69,500	Ryanair Holdings plc ADR(1)	1,656,880
		5,504,504
ISRAEL ― 0.6%
39,940	Teva Pharmaceutical Industries Ltd. ADR	1,780,525

Global Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

ITALY ― 0.8%
140,100	Saipem SpA	$ 2,176,352

JAPAN ― 6.3%
230	Central Japan Railway Co.	1,391,672
56,300	FamilyMart Co. Ltd.	1,902,219
165,730	iShares MSCI Japan Index Fund	1,221,430
40,300	Kurita Water Industries Ltd.	679,656
23,300	Murata Manufacturing Co. Ltd.	883,809
15,700	Nintendo Co. Ltd.	4,450,156
19,000	Nitori Co. Ltd.	1,007,974
4,742	Rakuten, Inc.	2,432,316
676	Sony Financial Holdings, Inc.	1,714,836
81,800	Toyota Motor Corp.	2,612,219
		18,296,287
NETHERLANDS ― 2.5%
197,100	Koninklijke Ahold NV	2,208,958
383,150	Koninklijke KPN NV	4,941,481
		7,150,439
PEOPLE'S REPUBLIC OF CHINA ― 0.3%
132,800	Tencent Holdings Ltd.	756,687

SOUTH KOREA ― 0.3%
3,080	Samsung Electronics Co. Ltd.	952,076

SPAIN ― 0.4%
258,307	Cintra Concesiones de Infraestructuras de Transporte SA	1,226,784

SWITZERLAND ― 6.1%
129,380	ABB Ltd.(1)	1,563,937
70,780	ACE Ltd.	2,584,178
62,650	Julius Baer Holding AG	1,451,861
18,410	Lonza Group AG	1,769,244
148,790	Nestle SA	4,865,153
89,210	Novartis AG	3,246,822
19,410	Roche Holding AG	2,201,226
		17,682,421
TAIWAN (REPUBLIC OF CHINA) ― 0.4%
162,722	AU Optronics Corp. ADR	1,169,971

UNITED KINGDOM ― 9.4%
143,300	Admiral Group plc	1,746,668
342,560	BG Group plc	4,888,195
298,079	Capita Group plc (The)	2,828,653
30,080	Carnival plc	614,473
1,349,810	Compass Group plc	5,967,667
898,250	International Power plc	3,047,786
131,085	Reckitt Benckiser Group plc	5,045,211
674,350	Tesco plc	3,209,020
		27,347,673
UNITED STATES ― 50.3%
59,380	3M Co.	2,699,415
86,970	Abbott Laboratories	4,117,160
200,630	Activision Blizzard, Inc.(1)	2,012,319
30,100	Air Products & Chemicals, Inc.	1,392,125

Global Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

62,080	Allergan, Inc.	$ 2,404,979
96,180	American Express Co.	1,159,931
132,980	American Tower Corp., Class A(1)	3,872,378
98,200	Aon Corp.	3,755,168
32,120	Apollo Group, Inc., Class A(1)	2,328,700
57,890	Apple, Inc.(1)	5,170,156
95,860	Applied Materials, Inc.	882,871
93,150	Bank of New York Mellon Corp. (The)	2,065,136
51,220	Baxter International, Inc.	2,607,610
31,360	Becton, Dickinson & Co.	1,940,870
51,880	Carnival Corp.	1,014,773
34,290	Celgene Corp.(1)	1,533,792
223,670	Charles Schwab Corp. (The)	2,842,846
67,020	Chevron Corp.	4,068,784
15,220	Church & Dwight Co., Inc.	744,562
318,220	Cisco Systems, Inc.(1)	4,636,465
153,000	Coach, Inc.(1)	2,138,940
72,930	Colgate-Palmolive Co.	4,388,927
57,220	Covidien Ltd.	1,812,157
124,430	CVS/Caremark Corp.	3,202,828
38,530	Danaher Corp.	1,955,783
302,420	DIRECTV Group, Inc. (The)(1)	6,030,255
146,130	EMC Corp.(1)	1,534,365
37,490	FMC Technologies, Inc.(1)	993,110
28,430	Goldman Sachs Group, Inc. (The)	2,589,404
9,700	Google, Inc., Class A(1)	3,278,503
97,830	H&R Block, Inc.	1,868,553
185,300	Hewlett-Packard Co.	5,379,259
171,330	Hudson City Bancorp., Inc.	1,776,692
153,700	Invesco Ltd.	1,756,791
67,870	Juniper Networks, Inc.(1)	964,433
22,100	MasterCard, Inc., Class A	3,492,463
97,850	McDonald's Corp.	5,112,663
89,500	MetroPCS Communications, Inc.(1)	1,297,750
87,990	Microsoft Corp.	1,421,039
46,220	Monsanto Co.	3,525,199
98,580	Occidental Petroleum Corp.	5,113,345
324,970	Oracle Corp.(1)	5,050,034
35,260	Raytheon Co.	1,409,342
78,900	SAIC, Inc.(1)	1,491,999
138,285	Southwestern Energy Co.(1)	3,978,459
132,300	St. Jude Medical, Inc.(1)	4,387,068
107,340	Thermo Fisher Scientific, Inc.(1)	3,892,148
110,990	Union Pacific Corp.	4,164,345
45,780	United Parcel Service, Inc., Class B	1,885,220
46,421	UnitedHealth Group, Inc.	912,173
85,460	Wal-Mart Stores, Inc.	4,208,050
123,460	Western Union Co. (The)	1,377,814
78,840	XTO Energy, Inc.	2,496,074
		146,135,225
TOTAL COMMON STOCKS
(Cost $365,098,948)		287,493,977

Global Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

TEMPORARY CASH INVESTMENTS — 0.4%
70,415	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	$ 70,415

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 4.875%, 5/15/09, valued at $1,121,432), in a joint trading account at 0.22%, dated 2/27/09, due 3/2/09 (Delivery value $1,100,020)		1,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,170,415)		1,170,415

TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $366,269,363)		288,664,392
OTHER ASSETS AND LIABILITIES — 0.6%		1,692,258
TOTAL NET ASSETS — 100.0%		$290,356,650

Market Sector Diversification
(as a % of net assets)
Information Technology	17.3%
Health Care	14.8%
Consumer Discretionary	13.3%
Financials	12.1%
Consumer Staples	11.6%
Industrials	9.5%
Energy	9.3%
Materials	5.0%
Telecommunication Services	4.7%
Utilities	1.0%
Diversified	0.4%
Cash and Equivalents*	1.0%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

Global Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 159,957,644
Level 2 - Other Significant Observable Inputs	128,706,748
Level 3 - Significant Unobservable Inputs	-
$ 288,664,392

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 371,458,012
Gross tax appreciation of investments	$ 6,359,149
Gross tax depreciation of investments	(89,152,769)
Net tax appreciation (depreciation) of investments	$ (82,793,620)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Emerging Markets Fund

February 28, 2009

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                            Value

COMMON STOCKS — 99.4%
BRAZIL ― 16.2%
450,100	ALL-America Latina Logistica SA	$ 1,530,197
400,000	Banco Bradesco SA Preference Shares	3,520,950
995,300	Cia Vale do Rio Doce Preference Shares	11,191,610
232,900	Global Village Telecom Holding SA(1)	2,358,801
328,300	Lupatech SA(1)	3,198,708
405,000	Natura Cosmeticos SA	3,680,125
584,301	Petroleo Brasileiro SA ADR	16,202,667
292,500	Redecard SA	3,045,601
697,900	Unibanco-Uniao de Bancos Brasileiros SA	3,688,825
248,230	Vivo Particpacoes SA ADR Preference Shares	4,023,808
		52,441,292
CHILE ― 0.6%
368,859	Cia Cervecerias Unidas SA	2,002,519

CZECH REPUBLIC ― 1.2%
63,101	CEZ AS	1,907,457
121,348	Telefonica O2 Czech Republic AS	2,062,387
		3,969,844
HONG KONG ― 7.0%
263,736	China Mobile Ltd. ADR	11,432,956
2,634,000	China Overseas Land & Investment Ltd.	3,424,086
6,701,000	CNOOC Ltd.	5,787,085
1,861,300	iShares FTSE/Xinhua A50 China Tracker	2,157,975
		22,802,102
HUNGARY ― 0.4%
571,491	Magyar Telekom Telecommuncations plc	1,319,776

INDIA ― 8.0%
110,852	Bharat Heavy Electricals Ltd.	3,017,230
406,735	Dr. Reddys Laboratories Ltd.	3,077,709
76,157	Grasim Industries Ltd.	2,028,429
169,373	ICICI Bank Ltd.	1,073,234
401,125	JSW Steel Ltd.	1,451,232
2,070,126	Power Finance Corp. Ltd.	5,770,410
2,149,314	Power Grid Corp. of India Ltd.	4,032,187
144,825	Reliance Industries Ltd.	3,542,684
1,143,189	Rolta India Ltd.	1,962,282
		25,955,397
INDONESIA ― 1.9%
9,994,500	PT Bank Rakyat Indonesia	3,051,558
19,749,000	PT Perusahaan Gas Negara	3,091,083
		6,142,641
ISRAEL ― 3.3%
218,789	Israel Chemicals Ltd.	1,671,966
205,667	Teva Pharmaceutical Industries Ltd. ADR	9,168,635
		10,840,601
LUXEMBOURG ― 0.7%
162,636	Evraz Group SA GDR	1,428,195

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                            Value

51,843	Tenaris SA ADR	$ 909,844
		2,338,039
MALAYSIA ― 0.6%
10,557,600	SapuraCrest Petroleum Bhd	2,073,855

MEXICO ― 3.8%
237,207	America Movil, SAB de CV ADR, Series L	6,044,034
1,091,022	Desarrolladora Homex SAB de CV(1)	2,292,364
1,943,230	Grupo Financiero Banorte, SAB de CV	2,046,580
743,314	Grupo Modelo SAB de CV	1,927,345
		12,310,323
PANAMA ― 0.8%
97,245	Copa Holdings SA, Class A	2,570,185

PEOPLE'S REPUBLIC OF CHINA ― 14.0%
9,505,500	Asia Cement China Holdings Corp.(1)	3,957,019
12,076,000	Bank of China Ltd.	3,319,717
6,742,000	China Construction Bank Corp. H Shares	3,369,385
3,676,000	China High Speed Transmission Equipment Group Co. Ltd.	4,726,237
2,052,000	China Life Insurance Co. Ltd. H Shares	5,707,714
1,933,000	China Railway Construction Corp. Ltd. H Shares(1)	2,327,254
7,426,428	China South Locomotive & Rolling Stock Corp. H Shares(1)	3,227,607
2,671,000	China Yurun Food Group Ltd.	3,173,933
9,245,000	Industrial & Commercial Bank of China Ltd. H Shares	3,718,929
158,632	Mindray Medical International Ltd. ADR	2,895,034
88,454	New Oriental Education & Technology Group ADR(1)	3,960,086
545,200	Tencent Holdings Ltd.	3,106,520
4,998,000	Want Want China Holdings Ltd.	1,968,351
		45,457,786
PERU ― 1.3%
113,266	Credicorp Ltd.	4,135,342

POLAND ― 2.0%
2,627,719	Polskie Gornictwo Naftowe I Gazownictwo SA	2,474,041
194,004	Powszechna Kasa Oszczednosci Bank Polski SA	1,012,918
616,762	Telekomunikacja Polska SA	2,983,358
		6,470,317
RUSSIAN FEDERATION ― 3.9%
443,717	OAO Gazprom ADR	5,714,499
114,937	OAO LUKOIL	3,572,561
289,850	Vimpel-Communications ADR	1,518,814
57,050	Wimm-Bill-Dann Foods OJSC ADR(1)	1,690,391
		12,496,265
SINGAPORE ― 1.0%
1,676,000	Wilmar International Ltd.	3,073,155

SOUTH AFRICA ― 7.6%
552,529	Aspen Pharmacare Holdings Ltd.(1)	2,263,750
231,598	Harmony Gold Mining Co. Ltd.(1)	2,788,852
272,442	Impala Platinum Holdings Ltd.	3,187,911
293,768	MTN Group Ltd.	2,494,253
220,566	Naspers Ltd., Class N	3,354,857
1,905,448	Netcare Ltd.(1)	1,619,733
197,494	Sasol Ltd.	4,901,622

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                            Value

422,856	Shoprite Holdings Ltd.	$ 2,085,463
617,405	Truworths International Ltd.	1,900,527
		24,596,968
SOUTH KOREA ― 10.7%
235,691	CJ Internet Corp.	2,169,159
13,574	DC Chemical Co. Ltd.	1,895,208
524	Hite Brewery Co. Ltd.(1)	46,373
295,070	Hynix Semiconductor, Inc.(1)	1,658,649
42,318	Hyundai Engineering & Construction Co. Ltd.	1,421,945
19,405	Hyundai Mipo Dockyard Co. Ltd.	1,485,553
51,810	Hyundai Motor Co.	1,638,172
683,750	Korean Reinsurance Co.	4,261,093
19,222	LG Household & Health Care Ltd.	1,861,960
9,184	MegaStudy Co. Ltd.	1,110,730
13,123	POSCO	2,656,566
36,837	Samsung Electronics Co. Ltd.	11,386,884
30,522	Samsung Fire & Marine Insurance Co. Ltd.	3,092,688
		34,684,980
TAIWAN (REPUBLIC OF CHINA) ― 10.7%
2,365,000	Acer, Inc.	3,074,571
2,791,673	Asia Cement Corp.	2,062,319
2,710,000	AU Optronics Corp.	1,971,797
1,377,200	Hon Hai Precision Industry Co. Ltd.	2,718,301
270,000	HTC Corp.	2,892,772
508,350	MediaTek, Inc.	4,363,366
1,034,000	President Chain Store Corp.	2,162,091
7,464,100	Taiwan Semiconductor Manufacturing Co. Ltd.	9,357,760
2,752,000	U-Ming Marine Transport Corp.	3,492,805
3,571,000	Wistron Corp.	2,658,589
		34,754,371
THAILAND ― 0.6%
1,507,500	Kasikornbank PCL	1,836,444

TURKEY ― 2.2%
288,146	Anadolu Efes Biracilik Ve Malt Sanayii AS	1,831,393
462,874	Turk Hava Yollari AO(1)	1,522,206
3,121,579	Turkiye Garanti Bankasi AS(1)	3,791,439
		7,145,038
UNITED KINGDOM ― 0.9%
285,841	Antofagasta plc	1,795,049
195,886	Hikma Pharmaceuticals plc	1,055,206
		2,850,255
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $432,242,862)		322,267,495
OTHER ASSETS AND LIABILITIES — 0.6%		1,932,940
TOTAL NET ASSETS — 100.0%		$ 324,200,435

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials		17.5%
Information Technology		14.9%
Energy		13.9%
Materials		11.1%
Telecommunication Services		10.6%
Industrials		8.8%
Consumer Staples		7.9%
Health Care		6.2%
Consumer Discretionary		5.0%
Utilities		2.8%
Diversified		0.7%
Cash and Equivalents*		0.6%
*Includes other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 60,527,988
Level 2 - Other Significant Observable Inputs	261,739,507
Level 3 - Significant Unobservable Inputs	-
$ 322,267,495

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 437,513,860
Gross tax appreciation of investments	$ 10,016,849
Gross tax depreciation of investments	(125,263,214)
Net tax appreciation (depreciation) of investments	$ (115,246,365)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Value Fund

February 28, 2009

International Value – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

COMMON STOCKS — 92.7%
AUSTRALIA ― 1.2%
113,610	Alumina Ltd.	$ 86,553
4,630	Australia & New Zealand Banking Group Ltd.	38,914
26,912	National Australia Bank Ltd.	303,632
		429,099
AUSTRIA ― 0.6%
16,860	Telekom Austria AG	221,064

BELGIUM ― 0.3%
49,880	AGFA-Gevaert NV(1)	114,014

BRAZIL ― 1.9%
41,720	Cia Vale do Rio Doce ADR Preference Shares	465,178
18,780	Empresa Brasileira de Aeronautica SA ADR Preference Shares(1)	203,012
		668,190
DENMARK ― 0.8%
6,874	Vestas Wind Systems A/S(1)	300,570

FINLAND ― 0.8%
34,110	Stora Enso Oyj R Shares	142,609
20,660	UPM-Kymmene Oyj	146,197
		288,806
FRANCE ― 8.6%
4,160	Accor SA	149,330
24,219	AXA SA	223,869
8,110	Cie Generale des Etablissements Michelin, Class B	264,598
6,680	Electricite de France	260,907
33,620	France Telecom SA	758,425
11,844	GDF Suez	378,259
14,343	Sanofi-Aventis	741,251
3,105	Suez Environnement SA(1)	45,484
15,920	Thomson(1)	13,649
3,880	Total SA	183,609
5,032	Valeo SA	62,764
		3,082,145
GERMANY ― 8.1%
8,620	BASF SE	239,133
15,080	Bayerische Motoren Werke AG	376,673
42,330	Deutsche Post AG	409,847
20,850	E.ON AG	536,025
97,940	Infineon Technologies AG(1)	58,874
6,980	Merck KGaA	523,737
11,810	SAP AG	381,150
7,490	Siemens AG ADR	379,144
		2,904,583
HONG KONG ― 3.2%
54,300	Cheung Kong Holdings Ltd.	439,430
56,900	Hutchison Whampoa Ltd.	296,355
40,500	Swire Pacific Ltd. A Shares	246,841
146,000	Swire Pacific Ltd. B Shares	178,230
		1,160,856

International Value – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

ISRAEL ― 1.2%
19,490	Check Point Software Technologies(1)	$ 428,195

ITALY ― 1.8%
21,370	ENI SpA	426,888
26,230	Mediaset SpA	116,540
90,660	UniCredit SpA	115,553
		658,981
JAPAN ― 9.2%
10,200	FUJIFILM Holdings Corp.	189,899
62,400	Hitachi Ltd.	154,739
6,600	Mabuchi Motor Co. Ltd.	255,726
22,000	Mitsubishi UFJ Financial Group, Inc.	100,054
9,000	Mitsubishi UFJ Financial Group, Inc., ADR	40,230
22,000	NGK Spark Plug Co. Ltd.	170,015
3,400	Nintendo Co. Ltd.	963,728
10,100	Nippon Telegraph & Telephone Corp.	433,024
17,600	Nomura Holdings, Inc.	72,987
11,900	Olympus Corp.	156,322
32,600	Sompo Japan Insurance, Inc.	160,105
12,300	Sony Corp.	205,433
10,600	Takeda Pharmaceutical Co. Ltd.	428,201
300	Toshiba Corp.	728
		3,331,191
MEXICO ― 1.4%
22,820	Telefonos de Mexico SAB de CV ADR	313,547
22,820	Telmex Internacional SAB de CV ADR	174,116
		487,663

NETHERLANDS ― 5.5%
4,410	Akzo Nobel NV	155,193
27,040	ING Groep NV CVA	124,351
23,417	Koninklijke Philips Electronics NV	377,661
29,199	Reed Elsevier NV	327,012
28,585	Royal Dutch Shell plc, Class B	603,331
23,440	SBM Offshore NV	309,671
5,240	Wolters Kluwer NV	83,347
		1,980,566
NORWAY ― 0.9%
62,970	Telenor ASA	326,105

PEOPLE'S REPUBLIC OF CHINA ― 2.6%
145,000	Byd Co. Ltd. H Shares(1)	279,894
63,500	China Shenhua Energy Co. Ltd. H Shares	122,413
824,000	China Telecom Corp. Ltd. H Shares	274,482
990,000	Shanghai Electric Group Co. Ltd. H Shares	245,737
		922,526
PORTUGAL ― 0.9%
39,220	Portugal Telecom SGPS SA	320,342
4,641	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	22,188
		342,530
RUSSIAN FEDERATION ― 0.6%
16,680	OAO Gazprom ADR	214,817

International Value – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

SINGAPORE ― 1.3%
92,250	DBS Group Holdings Ltd.	$ 462,008

SOUTH KOREA ― 4.8%
10,360	Hyundai Motor Co.	327,571
6,890	KB Financial Group, Inc.(1)	130,966
13,780	Korea Electric Power Corp.(1)	213,603
19,660	KT Corp ADR	236,313
1,950	Samsung Electronics Co. Ltd.	602,775
16,530	SK Telecom Co. Ltd. ADR	221,337
		1,732,565
SPAIN ― 4.5%
41,710	Banco Santander SA	257,189
27,680	Iberdrola SA	181,640
27,430	Repsol YPF SA	422,193
13,460	Telefonica SA ADR	747,838
		1,608,860
SWEDEN ― 2.3%
50,980	Atlas Copco AB A Shares	353,566
3,714	Loomis AB B Shares(1)	24,498
18,570	Niscayah Group AB	13,034
12,900	Nordea Bank AB	64,368
47,630	Nordea Bank AB FDR	234,238
18,570	Securitas AB B Shares	129,468
		819,172
SWITZERLAND ― 7.8%
11,760	ACE Ltd.	429,358
6,580	Lonza Group AG	632,353
20,300	Nestle SA	663,772
21,250	Novartis AG	773,400
9,307	Swiss Reinsurance	114,975
20,605	UBS AG(1)	193,668
		2,807,526
TAIWAN (REPUBLIC OF CHINA) ― 2.7%
17,642	Chunghwa Telecom Co. Ltd. ADR	270,805
303,592	Compal Electronics, Inc.	170,927
149,476	Lite-On Technology Corp.	86,752
368,000	Taiwan Semiconductor Manufacturing Co. Ltd.	461,362
		989,846
TURKEY ― 0.4%
10,400	Turkcell Iletisim Hizmet AS ADR	128,128

UNITED KINGDOM ― 19.3%
69,640	Aviva plc	285,378
92,850	BAE Systems plc	491,684
84,470	BP plc	540,026
75,080	British Sky Broadcasting Group plc	503,499
30,150	Burberry Group plc	110,277
69,413	Cadbury plc	532,562
76,750	Compass Group plc	339,321
45,210	GKN plc	48,681
45,840	GlaxoSmithKline plc	699,676
83,400	HSBC Holdings plc	597,458

International Value – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

145,040	Kingfisher plc	261,541
32,590	Lloyds Banking Group plc	$ 27,083
35,602	National Grid plc	317,930
40,140	Pearson plc	377,770
139,260	Rentokil Initial plc	94,238
99,630	Rolls-Royce Group plc(1)	409,605
122,218	Royal Bank of Scotland Group plc	40,125
16,746	Smiths Group plc	198,474
19,350	Standard Chartered plc	183,225
18,085	Unilever plc	350,274
294,863	Vodafone Group plc	524,152
61,640	Yell Group plc	18,262
		6,951,241
TOTAL COMMON STOCKS
(Cost $50,484,682)		33,361,247

TEMPORARY CASH INVESTMENTS — 7.1%
72,773	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	72,773

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 4.875%, 5/15/09, valued at $1,835,071), in a joint trading account at 0.22%, dated 2/27/09, due 3/2/09 (Delivery value $1,800,033)		1,800,000
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.33%, 8/20/09, valued at $713,939), in a joint trading account at 0.20%, dated 2/27/09, due 3/2/09 (Delivery value $700,012)		700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,572,773)		2,572,773

TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $53,057,455)		35,934,020
OTHER ASSETS AND LIABILITIES — 0.2%		75,881
TOTAL NET ASSETS — 100.0%		$ 36,009,901

Market Sector Diversification
(as a % of net assets)
Financials	14.0%
Telecommunication Services	13.8%
Health Care	11.3%
Information Technology	11.2%
Industrials	10.9%
Consumer Discretionary	10.5%
Energy	7.9%
Utilities	5.4%
Consumer Staples	4.3%
Materials	3.4%
Cash and Equivalents*	7.3%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
FDR	-	Finnish Depositary Receipt

(1) Non-income producing.

International Value – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 4,109,973
Level 2 - Other Significant Observable Inputs	31,824,047
Level 3 - Significant Unobservable Inputs	-
$ 35,934,020

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 53,057,455
Gross tax appreciation of investments	$ 3,940,436
Gross tax depreciation of investments	(21,063,871)
Net tax appreciation (depreciation) of investments	$ (17,123,435)

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Stock Fund

February 28, 2009

International Stock – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

COMMON STOCKS — 99.2%
AUSTRALIA ― 3.9%
36,997	BHP Billiton Ltd.	$ 673,173
8,844	Commonwealth Bank of Australia	166,406
37,097	CSL Ltd.	861,019
7,030	Rio Tinto Ltd.	205,584
48,527	Telstra Corp. Ltd.	109,882
		2,016,064
BELGIUM ― 3.6%
30,061	Anheuser-Busch InBev NV	829,991
56,584	SES SA Fiduciary Depositary Receipt	1,047,252
		1,877,243
BRAZIL ― 2.0%
49,000	Cia Vale do Rio Doce Preference Shares	550,978
194	Petroleo Brasileiro SA ADR	5,380
45,600	Redecard SA	474,801
		1,031,159
CANADA ― 1.7%
7,980	Canadian National Railway Co.	256,298
14,278	Research In Motion Ltd.(1)	570,263
1,645	Shoppers Drug Mart Corp.	55,950
		882,511
CZECH REPUBLIC ― 0.5%
7,583	CEZ AS	229,224

DENMARK ― 1.7%
15,954	Novo Nordisk A/S B Shares	775,308
2,289	Vestas Wind Systems A/S(1)	100,088
		875,396
FINLAND ― 0.9%
20,263	Fortum Oyj	350,574
12,099	Nokia Oyj	113,962
		464,536
FRANCE ― 7.3%
7,906	Air Liquide SA	581,259
9,631	ALSTOM SA	458,826
15,769	AXA SA	145,761
8,813	BNP Paribas	289,202
5,620	Cie Generale des Etablissements Michelin, Class B	183,359
4,056	Cie Generale d'Optique Essilor International SA	140,522
11,949	GDF Suez	381,612
3,875	Groupe Danone	185,775
20,904	Total SA	989,218
7,258	UbiSoft Entertainment SA(1)	109,466
12,298	Vivendi	294,581
		3,759,581
GERMANY ― 6.7%
1,942	adidas AG	56,557
7,999	Allianz SE	541,856
6,995	Bayer AG	336,895

International Stock – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

3,230	Deutsche Boerse AG	148,550
20,503	Deutsche Telekom AG	$ 248,208
20,210	Fresenius Medical Care AG & Co. KGaA	832,347
2,045	K+S AG	92,084
8,341	Muenchener Rueckversicherungs-Gesellschaft AG	1,023,292
5,961	SAP AG	192,382
		3,472,171
GREECE ― 1.1%
7,257	Coca-Cola Hellenic Bottling Co. SA	88,723
38,231	National Bank of Greece SA	472,624
		561,347
HONG KONG ― 2.1%
12,500	China Mobile Ltd.	107,589
21,000	Hang Seng Bank Ltd.	232,185
150,000	Li & Fung Ltd.	328,347
217,000	Link Real Estate Investment Trust (The)	412,731
		1,080,852

INDIA ― 0.7%
18,713	Bharti Airtel Ltd.(1)	231,377
5,645	Housing Development Finance Corp. Ltd.	139,457
		370,834
IRELAND ― 2.1%
6,420	CRH plc	133,144
69,832	Experian plc	414,497
21,918	Ryanair Holdings plc ADR(1)	522,525
		1,070,166
ISRAEL ― 1.4%
16,124	Teva Pharmaceutical Industries Ltd. ADR	718,808

ITALY ― 3.6%
51,179	ENI SpA	1,022,354
38,474	Intesa Sanpaolo SpA	93,647
46,359	Saipem SpA	720,153
		1,836,154
JAPAN ― 14.8%
9,500	Benesse Corp.	377,913
44	Central Japan Railway Co.	266,233
5,300	Daito Trust Construction Co. Ltd.	166,646
13,800	FamilyMart Co. Ltd.	466,263
3,000	FAST RETAILING CO. LTD.	300,639
18,200	Honda Motor Co. Ltd.	437,229
84,729	iShares MSCI Japan Index Fund	624,453
34,000	Japan Steel Works Ltd. (The)	303,803
18,800	Konami Corp.	264,173
11,000	Kurita Water Industries Ltd.	185,514
8,400	Mitsubishi Corp.	105,112
14,000	Mitsubishi Estate Co. Ltd.	139,744
90,300	Mitsubishi UFJ Financial Group, Inc.	410,675
1,000	Mitsui OSK Lines Ltd.	5,094
3,400	Murata Manufacturing Co. Ltd.	128,968
2,800	Nintendo Co. Ltd.	793,658
976	Rakuten, Inc.	500,620

International Stock – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

21,700	Softbank Corp.	260,780
277	Sony Financial Holdings, Inc.	$ 702,677
4,800	Sumitomo Mitsui Financial Group, Inc.	152,969
9,600	Terumo Corp.	294,836
121,000	Tokyo Gas Co. Ltd.	484,331
4,300	Unicharm Corp.	280,045
		7,652,375
LUXEMBOURG ― 0.2%
3,036	Millicom International Cellular SA	119,527

MEXICO ― 0.2%
16,512	Cemex SAB de CV ADR(1)	89,000

NETHERLANDS ― 4.1%
6,253	ASML Holding NV	96,491
13,424	ING Groep NV CVA	61,734
93,063	Koninklijke Ahold NV	1,042,985
64,179	Koninklijke KPN NV	827,716
7,227	Randstad Holding NV	105,831
		2,134,757
PEOPLE'S REPUBLIC OF CHINA ― 1.0%
255,000	China Merchants Bank Co. Ltd. H Shares	367,680
3,890	iShares FTSE/Xinhua China 25 Index Fund	94,566
8,600	Tencent Holdings Ltd.	49,002
		511,248
SINGAPORE ― 0.5%
40,000	United Overseas Bank Ltd.	255,245
SOUTH KOREA ― 1.2%
5,924	Hyundai Motor Co.	187,310
437	POSCO	88,465
1,137	Samsung Electronics Co. Ltd.	351,464
		627,239
SPAIN ― 3.0%
69,892	Banco Santander SA	430,964
24,455	Indra Sistemas SA	447,823
35,267	Telefonica SA	656,794
		1,535,581
SWITZERLAND ― 10.5%
24,680	ABB Ltd.(1)	298,330
12,148	Actelion Ltd.(1)	574,211
4,818	Credit Suisse Group AG	118,319
18,717	Julius Baer Holding AG	433,751
3,605	Lonza Group AG	346,449
38,122	Nestle SA	1,246,518
17,310	Novartis AG	630,002
5,788	Roche Holding Ltd.	656,399
220	SGS SA	198,703
4,377	Syngenta AG	931,557
		5,434,239
TAIWAN (REPUBLIC OF CHINA) ― 0.6%
26,272	AU Optronics Corp. ADR	188,896
17,624	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	132,885
		321,781

International Stock – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

UNITED KINGDOM ― 23.2%
31,492	Admiral Group plc	$ 383,853
14,640	AMEC plc	113,788
24,444	AstraZeneca plc	781,973
19,872	Autonomy Corp. plc(1)	345,000
55,238	BAE Systems plc	292,511
78,351	BG Group plc	1,118,037
12,089	British American Tobacco plc	310,548
118,302	British Sky Broadcasting Group plc	793,353
7,640	Cadbury plc	58,617
45,943	Capita Group plc (The)	435,981
26,365	Carnival plc	538,583
138,167	Cobham plc	380,703
134,805	Compass Group plc	595,989
43,482	GlaxoSmithKline plc	663,685
39,930	HSBC Holdings plc (Hong Kong)	286,049
39,700	International Power plc	134,703
117,773	Kingfisher plc	212,372
34,561	Man Group plc	84,315
18,070	Next plc	301,358
18,755	Reckitt Benckiser Group plc	721,844
77,081	Reed Elsevier plc	575,501
56,889	Scottish and Southern Energy plc	930,703
215,416	Tesco plc	1,025,097
57,699	TUI Travel plc	182,275
391,979	Vodafone Group plc	696,787
		11,963,625
UNITED STATES ― 0.6%
3,151	Apple, Inc.(1)	281,416
TOTAL COMMON STOCKS
(Cost $66,591,461)		51,172,079

TEMPORARY CASH INVESTMENTS — 0.2%
91,742	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $91,742)		91,742

TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $66,683,203)		51,263,821
OTHER ASSETS AND LIABILITIES — 0.6%		291,030
TOTAL NET ASSETS — 100.0%		$ 51,554,851

International Stock – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	15.8%
Health Care	14.7%
Consumer Discretionary	13.4%
Consumer Staples	12.2%
Industrials	8.4%
Information Technology	7.9%
Energy	7.7%
Materials	6.5%
Telecommunication Services	6.3%
Utilities	4.9%
Diversified	1.4%
Cash and Equivalents*	0.8%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

International Stock – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 3,439,460
Level 2 - Other Significant Observable Inputs	47,824,361
Level 3 - Significant Unobservable Inputs	-
$ 51,263,821

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 68,228,702
Gross tax appreciation of investments	$ 1,667,877
Gross tax depreciation of investments	(18,632,758)
Net tax appreciation (depreciation) of investments	$ (16,964,881)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Discovery Fund

February 28, 2009

International Discovery – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                            Value

COMMON STOCKS — 95.6%
AUSTRALIA ― 5.0%
477,900	CSL Ltd.	$ 11,092,034
1,051,900	Lion Nathan Ltd.	5,712,929
420,100	Nufarm Ltd.	2,700,855
979,800	Sonic Healthcare Ltd.	7,475,384
3,714,100	Tatts Group Ltd.	6,709,958
		33,691,160
AUSTRIA ― 0.5%
110,500	ANDRITZ AG	3,166,418

BELGIUM ― 0.4%
12,383	Colruyt SA	2,823,066
BERMUDA ― 2.9%
130,100	Everest Re Group Ltd.	8,473,413
1,459,700	Seadrill Ltd.	11,127,264
		19,600,677
BRAZIL ― 2.2%
3,371,300	BM&FBOVESPA SA	8,486,755
643,400	Global Village Telecom Holding SA(1)	6,516,328
		15,003,083
CANADA ― 7.5%
161,900	Agnico-Eagle Mines Ltd.	8,138,268
42,100	Agrium, Inc.	1,464,238
271,800	Biovail Corp.	2,867,490
123,400	Crescent Point Energy Trust	2,285,257
86,000	Eldorado Gold Corp.(1)	725,342
173,800	Fortis, Inc.	3,280,096
193,400	Metro, Inc., Class A	5,807,169
515,600	Open Text Corp.(1)	16,298,116
64,200	Ritchie Bros. Auctioneers, Inc.	977,483
233,200	SNC-Lavalin Group, Inc.	5,323,163
51,719	TMX Group, Inc.	1,256,997
196,200	WestJet Airlines Ltd.(1)	1,958,607
		50,382,226
CAYMAN ISLANDS ― 0.4%
158,500	Fresh Del Monte Produce, Inc.(1)	2,976,630

DENMARK ― 3.4%
94,100	Genmab A/S(1)	3,587,821
128,400	Novozymes A/S B Shares	9,510,627
93,500	Topdanmark A/S(1)	9,522,752
		22,621,200
FINLAND ― 0.4%
115,300	KONE Oyj B Shares	2,391,054

FRANCE ― 3.1%
65,000	Iliad SA	5,171,193
119,200	Neopost SA	8,690,900
300,300	Publicis Groupe	7,014,269
		20,876,362

International Discovery – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                            Value

GERMANY ― 1.5%
104,200	Hannover Rueckversicherung AG	$ 3,787,943
908,600	United Internet AG	6,413,832
		10,201,775
GREECE ― 0.6%
157,400	OPAP SA	4,056,598

HONG KONG ― 1.2%
4,201,500	Link Real Estate Investment Trust (The)	7,991,195

IRELAND ― 2.4%
1,242,400	Experian plc	7,374,432
363,400	Ryanair Holdings plc ADR(1)	8,663,456
		16,037,888
ITALY ― 0.8%
1,609,600	Mediolanum SpA	5,374,026

JAPAN ― 18.4%
81,700	ABC-Mart, Inc.	1,794,146
626,000	Asics Corp.	3,891,993
136,000	Benesse Corp.	5,410,129
613,800	Capcom Co. Ltd.	11,492,858
41,000	FamilyMart Co. Ltd.	1,385,275
1,249,000	Hankyu Hanshin Holdings, Inc.	5,736,321
163,200	Hosiden Corp.	1,707,645
333,500	iShares MSCI Japan Index Fund	2,457,895
470,000	Japan Steel Works Ltd. (The)	4,199,623
268,000	JGC Corp.	3,048,059
300,600	JSR Corp.	3,513,300
6,400	Jupiter Telecommunications Co. Ltd.	5,085,956
95,000	Kobayashi Pharmaceutical Co. Ltd.	3,120,785
260,500	Konica Minolta Holdings, Inc.	1,972,895
737,000	NGK Insulators Ltd.	9,673,894
771,000	Nippon Electric Glass Co. Ltd.	4,960,471
106,300	Nitori Co. Ltd.	5,639,350
2,723,000	Osaka Gas Co. Ltd.	9,723,006
900	Osaka Securities Exchange Co. Ltd.	2,976,978
16,700	Rakuten, Inc.	8,565,937
228,100	Shimano, Inc.	7,432,696
442,000	Shionogi & Co. Ltd.	7,172,033
705,000	Taisei Corp.	1,248,011
449,000	Toyo Suisan Kaisha Ltd.	10,622,418
		122,831,674
LUXEMBOURG ― 1.0%
160,900	Millicom International Cellular SA	6,334,633

MEXICO ― 0.8%
2,149,300	Empresas ICA SAB de CV(1)	3,161,150
767,921	Kimberly-Clark de Mexico SAB de CV, Class A	2,419,229
		5,580,379
NETHERLANDS ― 2.8%
78,400	Koninklijke Vopak NV	2,608,993
472,500	QIAGEN NV(1)	7,788,531
126,200	Randstad Holding NV	1,848,061

International Discovery – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                            Value

395,800	Wolters Kluwer NV	$ 6,295,577
		18,541,162
NORWAY ― 1.1%
2,185,300	Pronova BioPharma AS(1)	6,995,995
29,900	Yara International ASA	637,729
		7,633,724
PEOPLE'S REPUBLIC OF CHINA ― 6.6%
1,182,000	Anhui Conch Cement Co. Ltd. H Shares(1)	4,900,884
2,549,000	China High Speed Transmission Equipment Group Co. Ltd.	3,277,252
14,874,389	China South Locomotive & Rolling Stock Corp. H Shares(1)	6,464,573
2,989,000	China Yurun Food Group Ltd.	3,551,811
282,600	Mindray Medical International Ltd. ADR	5,157,450
259,300	Shanda Interactive Entertainment Ltd. ADR(1)	8,510,226
11,998,000	Sino-Ocean Land Holdings Ltd.	5,695,943
125,600	Sohu.com, Inc.(1)	6,204,640
		43,762,779
SINGAPORE ― 0.4%
2,530,000	SMRT Corp. Ltd.	2,608,071

SOUTH AFRICA ― 0.4%
523,900	Aspen Pharmacare Holdings Ltd.(1)	2,146,455
91,420	Shoprite Holdings Ltd.	450,870
		2,597,325
SOUTH KOREA ― 1.3%
690	Hite Brewery Co. Ltd.	61,063
264,200	Hynix Semiconductor, Inc.(1)	1,485,122
322,900	KT Freetel Co. Ltd.(1)	5,737,756
12,600	LG Household & Health Care Ltd.	1,220,513
		8,504,454
SPAIN ― 4.8%
93,000	ACCIONA SA	9,229,699
71,500	Bolsas y Mercados Espanoles	1,341,240
782,100	Enagas	12,617,005
129,100	Grifols SA	2,036,236
367,555	Indra Sistemas SA	6,730,717
		31,954,897
SWEDEN ― 1.0%
175,100	ASSA ABLOY AB, Class B	1,490,612
414,300	Swedish Match AB	5,422,858
		6,913,470
SWITZERLAND ― 6.0%
177,000	Actelion Ltd.(1)	8,366,426
8,300	Barry Callebaut AG(1)	3,593,294
58,600	Geberit AG	5,270,731
3,600	Givaudan SA	2,074,244
186,300	Lonza Group AG	17,903,862
57,218	Schindler Holding AG	2,729,640
		39,938,197
TAIWAN (REPUBLIC OF CHINA) ― 1.5%
6,014,000	Acer, Inc.	7,818,381
1,126,000	President Chain Store Corp.	2,354,463
		10,172,844

International Discovery – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                            Value

UNITED KINGDOM ― 16.9%
185,000	Admiral Group plc	$ 2,254,945
1,354,100	Amlin plc	6,630,147
345,300	Autonomy Corp. plc(1)	5,994,793
802,200	Balfour Beatty plc	3,633,107
369,800	Berkeley Group Holdings plc(1)	4,587,190
2,278,000	Cobham plc	6,276,768
557,400	De La Rue plc	8,234,184
1,815,500	G4S plc	4,822,822
1,101,600	IG Group Holdings plc	4,221,352
1,939,600	Inmarsat plc	11,958,638
949,900	International Power plc	3,223,036
2,907,500	Invensys plc(1)	6,340,435
266,500	Schroders plc	2,765,439
1,400,700	Serco Group plc	7,741,096
993,700	Tullow Oil plc	10,358,541
497,700	Vedanta Resources plc	3,831,746
1,917,400	VT Group plc	13,468,581
969,000	Wellstream Holdings plc	6,290,760
		112,633,580

UNITED STATES ― 0.3%
137,584	NII Holdings, Inc.(1)	1,762,451
TOTAL COMMON STOCKS
(Cost $709,774,753)		638,962,998

TEMPORARY CASH INVESTMENTS — 4.3%
2,164	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	2,164
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 4.875%, 5/15/09, valued at $29,259,186), in a joint trading account at 0.22%, dated 2/27/09, due 3/2/09 (Delivery value $28,700,526)		28,700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $28,702,164)		28,702,164

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $738,476,917)		667,665,162
OTHER ASSETS AND LIABILITIES — 0.1%		678,941
TOTAL NET ASSETS — 100.0%		$ 668,344,103

International Discovery – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Industrials	18.6%
Information Technology	13.2%
Health Care	12.3%
Consumer Discretionary	11.4%
Financials	10.6%
Consumer Staples	7.7%
Utilities	5.7%
Materials	5.6%
Telecommunication Services	5.6%
Energy	4.5%
Diversified	0.4%
Cash and Equivalents*	4.4%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

International Discovery – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 71,172,802
Level 2 - Other Significant Observable Inputs	596,492,360
Level 3 - Significant Unobservable Inputs	-
$ 667,665,162

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 765,654,602
Gross tax appreciation of investments	$ 18,118,109
Gross tax depreciation of investments	(116,107,549)
Net tax appreciation (depreciation) of investments	$ (97,989,440)

 The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Opportunities Fund

February 28, 2009

International Opportunities – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                             Value

COMMON STOCKS & RIGHTS — 98.8%
AUSTRALIA ― 1.4%
133,382	Iluka Resources Ltd.(1)	$ 361,806
25,447	JB Hi-Fi Ltd.	171,046
74,674	Sino Gold Mining Ltd.(1)	248,808
		781,660
AUSTRIA ― 1.7%
12,404	bwin Interactive Entertainment AG(1)	314,158
20,394	Intercell AG(1)	594,973
		909,131
BELGIUM ― 1.5%
47,600	Telenet Group Holding NV(1)	832,276

BERMUDA ― 2.6%
87,509	Catlin Group Ltd.	517,966
11,398	Endurance Specialty Holdings Ltd.	254,973
90,616	Lancashire Holdings Ltd.(1)	623,154
		1,396,093
CANADA ― 3.5%
157,636	Gran Tierra Energy, Inc.(1)	365,715
15,302	Metro, Inc., Class A	459,469
16,462	Open Text Corp.(1)	520,364
25,578	Stantec, Inc.(1)	411,154
7,255	SXC Health Solutions Corp.(1)	140,572
		1,897,274
CYPRUS ― 0.7%
106,428	ProSafe SE(1)	383,819

FINLAND ― 0.5%
21,734	TietoEnator Oyj	272,367

FRANCE ― 3.1%
6,961	bioMerieux	529,142
6,491	Orpea(1)	215,520
8,869	Sechilienne-Sidec	286,867
23,978	Teleperformance	666,963
		1,698,492
GERMANY ― 5.9%
11,085	Deutsche EuroShop AG	292,126
14,007	Fielmann AG	821,711
6,785	Phoenix Solar AG	258,995
8,625	Software AG	546,221
10,364	Vossloh AG	980,524
46,207	Wirecard AG(1)	271,921
		3,171,498
HONG KONG ― 7.4%
224,000	Cafe de Coral Holdings Ltd.	473,220
3,159,000	China Everbright International Ltd.	603,400
246,000	China Green Holdings Ltd.	156,069
1,588,000	Comba Telecom Systems Holdings Ltd.	421,502
1,379,725	Franshion Properties China Ltd.	270,337
317,336	Franshion Properties China Ltd. Rights(1)	–

International Opportunities – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                             Value

220,000	Hengan International Group Co. Ltd.	$ 796,021
810,000	Huabao International Holdings Ltd.	585,197
1,088,000	Ju Teng International Holdings Ltd.(1)	308,674
2,348,000	Shenzhen Investment Ltd.	367,788
		3,982,208
INDIA ― 1.9%
245,368	Dabur India Ltd.	434,840
831,330	GVK Power & Infrastructure Ltd.(1)	321,428
51,058	Indian Bank	85,479
13,175	Lupin Ltd.	166,642
		1,008,389
INDONESIA ― 1.3%
394,500	PT Astra Agro Lestari Tbk	417,693
1,012,000	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk(1)	276,563
		694,256
IRELAND ― 0.5%
12,321	ICON plc ADR(1)	252,827

ISRAEL ― 2.0%
25,383	Elbit Systems Ltd.	1,098,355
ITALY ― 3.9%
72,706	Ansaldo STS SpA	943,390
98,226	Astaldi SpA	413,965
56,470	Azimut Holding SpA	281,803
6,840	DiaSorin SpA	146,401
74,134	Landi Renzo SpA	301,237
		2,086,796
JAPAN ― 20.0%
117	ACCESS CO. LTD.(1)	277,800
16,300	Aeon Delight Co. Ltd.	209,953
360,000	Atsugi Co. Ltd.	478,945
41,700	Capcom Co. Ltd.	780,795
26,500	Hokuto Corp.	516,550
23,500	Hosiden Corp.	245,893
140	Kakaku.com, Inc.	411,894
103,000	Kaken Pharmaceutical Co. Ltd.	972,684
18,600	Kobayashi Pharmaceutical Co. Ltd.	611,017
36,400	Matsumotokiyoshi Holdings Co. Ltd.	654,134
36,000	Nabtesco Corp.	219,216
422	NET One Systems Co. Ltd.	590,562
111	Nomura Real Estate Office Fund, Inc. REIT	562,015
71	Osaka Securities Exchange Co. Ltd.	234,851
4,900	OSAKA Titanium technologies Co. Ltd.	104,128
7,560	Point, Inc.	310,424
101	Seven Bank Ltd.	276,400
46,000	Shinko Plantech Co. Ltd.	250,606
1,764	SKY Perfect JSAT Holdings, Inc.	690,166
104,000	Toyo Engineering Corp.	280,222
26,000	Toyo Suisan Kaisha Ltd.	615,107
23,900	Tsumura & Co.	661,128
27,600	Unicharm Petcare Corp.	838,505
		10,792,995

International Opportunities – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                             Value

NETHERLANDS ― 3.6%
24,747	ARCADIS NV	$ 272,668
24,424	BinckBank NV	184,494
15,280	Crucell NV(1)	284,524
18,582	Imtech NV	237,887
42,378	QIAGEN NV(1)	678,895
13,585	Sligro Food Group NV	288,778
		1,947,246
NEW ZEALAND ― 0.5%
166,082	Fisher & Paykel Healthcare Corp. Ltd.	277,329

NORWAY ― 1.2%
20,253	TANDBERG ASA	260,784
57,119	TGS Nopec Geophysical Co ASA(1)	370,978
		631,762
PEOPLE'S REPUBLIC OF CHINA ― 4.2%
560,000	China National Building Material Co. Ltd. H Shares	630,435
1,403,000	China Shanshui Cement Group Ltd.(1)	424,847
312,000	Shandong Weigao Group Medical Polymer Co. Ltd. H Shares	522,822
174,000	XinAo Gas Holdings Ltd.	184,483
557,000	Zhuzhou CSR Times Electric Co. Ltd. H Shares	502,208
		2,264,795
SINGAPORE ― 0.9%
123,000	Hyflux Ltd.	118,429
1,475,000	Midas Holdings Ltd.	394,526
		512,955
SOUTH AFRICA ― 1.0%
132,893	Aquarius Platinum Ltd.	323,769
82,763	JD Group Ltd.	241,464
		565,233
SOUTH KOREA ― 4.9%
20,247	CJ Home Shopping	588,358
48,882	DigiTech Systems Co. Ltd.(1)	405,548
540	Lotte Chilsung Beverage Co. Ltd.	263,078
4,163	MegaStudy Co. Ltd.	503,481
2,823	Nong Shim Co. Ltd.	417,000
8,266	Taewoong Co. Ltd.	470,840
		2,648,305
SPAIN ― 3.5%
1,656	Construcciones y Auxiliar de Ferrocarriles SA	452,118
25,523	Prosegur Cia de Seguridad SA	658,348
38,722	Viscofan SA	753,275
		1,863,741
SWEDEN ― 1.8%
29,418	Betsson AB(1)	327,032
37,424	Elekta AB B Shares	409,319
35,164	Loomis AB B Shares(1)	231,942
		968,293
SWITZERLAND ― 1.6%
1,813	Acino Holding AG	291,087
9,192	Advanced Digital Broadcast Holdings SA(1)	188,353

International Opportunities – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                             Value

1,409	Galenica Holding AG	$ 395,701
		875,141
TAIWAN (REPUBLIC OF CHINA) ― 0.8%
1,633,000	Goldsun Development & Construction Co. Ltd.	440,603

UNITED KINGDOM ― 16.9%
296,501	Aberdeen Asset Management plc	556,607
78,992	ASOS plc(1)	366,557
31,334	Autonomy Corp. plc(1)	543,993
128,043	Babcock International Group plc	829,967
17,517	Chemring Group plc	546,023
113,974	Chloride Group plc	213,026
62,603	Connaught plc	303,310
58,139	Croda International plc	406,763
38,671	Dana Petroleum plc(1)	553,626
97,879	Domino's Pizza UK & IRL plc	295,018
135,535	IG Group Holdings plc	519,373
37,448	Intertek Group plc	442,725
131,577	Jardine Lloyd Thompson Group plc	857,063
142,208	Micro Focus International plc	581,030
45,259	Petrofac Ltd.	302,040
46,651	Provident Financial plc	545,876
139,370	QinetiQ Group plc	275,803
101,743	SSL International plc	702,969
46,292	Wellstream Holdings plc	300,528
		9,142,297
TOTAL INVESTMENT SECURITIES — 98.8%
(Cost $58,360,320)		53,396,136
OTHER ASSETS AND LIABILITIES — 1.2%		634,373
TOTAL NET ASSETS — 100.0%		$ 54,030,509

Market Sector Diversification
(as a % of net assets)
Industrials	22.1%
Consumer Staples	13.9%
Health Care	13.4%
Information Technology	11.9%
Financials	11.9%
Consumer Discretionary	11.2%
Materials	6.5%
Energy	4.7%
Utilities	1.7%
Telecommunication Services	1.5%
Cash and Equivalents*	1.2%

*Includes other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

(1)	Non-income producing.

International Opportunities – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 2,072,775
Level 2 - Other Significant Observable Inputs	51,323,361
Level 3 - Significant Unobservable Inputs	-
$ 53,396,136

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 61,303,296
Gross tax appreciation of investments	$ 1,737,855
Gross tax depreciation of investments	(9,645,015)
Net tax appreciation (depreciation) of investments	$ (7,907,160)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT International Growth Fund

February 28, 2009

NT International Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

COMMON STOCKS — 97.2%
AUSTRALIA ― 3.7%
62,131	BHP Billiton Ltd.	$ 1,130,494
26,900	Commonwealth Bank of Australia	506,142
56,534	CSL Ltd.	1,312,151
11,946	Rio Tinto Ltd.	349,346
79,800	Telstra Corp. Ltd.	180,695
		3,478,828
BELGIUM ― 3.4%
50,708	Anheuser-Busch InBev NV	1,400,059
97,401	SES SA Fiduciary Depositary Receipt	1,802,691
		3,202,750
BRAZIL ― 2.5%
98,300	Cia Vale do Rio Doce Preference Shares	1,105,330
12,200	Petroleo Brasileiro SA ADR	338,306
84,700	Redecard SA	881,923
		2,325,559
CANADA ― 1.6%
12,500	Canadian National Railway Co.	401,470
22,700	Research In Motion Ltd.(1)	906,638
6,200	Shoppers Drug Mart Corp.	210,874
		1,518,982
CZECH REPUBLIC ― 0.6%
18,900	CEZ AS	571,321

DENMARK ― 1.6%
27,600	Novo Nordisk A/S B Shares	1,341,263
3,800	Vestas Wind Systems A/S(1)	166,157
		1,507,420
FINLAND ― 0.8%
34,700	Fortum Oyj	600,351
19,900	Nokia Oyj	187,441
		787,792
FRANCE ― 6.6%
15,900	Air Liquide SA	1,168,988
16,600	ALSTOM SA	790,834
26,965	AXA SA	249,252
15,500	BNP Paribas	508,639
8,700	Cie Generale des Etablissements Michelin, Class B	283,847
6,900	Cie Generale d'Optique Essilor International SA	239,053
6,482	Groupe Danone	310,760
4,100	Lafarge SA	176,849
35,524	Total SA	1,681,064
12,560	UbiSoft Entertainment SA(1)	189,432
21,700	Vivendi	519,793
		6,118,511
GERMANY ― 6.5%
3,400	adidas AG	99,019
16,200	Allianz SE	1,097,397
11,900	Bayer AG	573,131
8,140	Deutsche Boerse AG	374,363

NT International Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

42,907	Deutsche Telekom AG	$ 519,428
19,970	Fresenius Medical Care AG & Co. KGaA	822,463
3,682	K+S AG	165,796
15,900	Muenchener Rueckversicherungs Gesellschaft AG	1,950,647
12,800	SAP AG	413,100
		6,015,344
GREECE ― 1.1%
9,900	Coca-Cola Hellenic Bottling Co. SA	121,036
70,984	National Bank of Greece SA	877,526
		998,562
HONG KONG ― 2.4%
49,500	China Mobile Ltd.	426,053
39,000	Hang Seng Bank Ltd.	431,201
250,000	Li & Fung Ltd.	547,245
420,000	Link Real Estate Investment Trust (The)	798,834
		2,203,333
INDIA ― 1.0%
9,200	Bharat Heavy Electricals Ltd.	250,411
31,600	Bharti Airtel Ltd.(1)	390,719
9,767	Housing Development Finance Corp. Ltd.	241,289
		882,419
IRELAND ― 2.2%
12,500	CRH plc	259,235
138,100	Experian plc	819,711
38,577	Ryanair Holdings plc ADR(1)	919,676
		1,998,622
ISRAEL ― 1.4%
28,800	Teva Pharmaceutical Industries Ltd. ADR	1,283,904

ITALY ― 3.5%
89,311	ENI SpA	1,784,081
67,500	Intesa Sanpaolo SpA	164,296
81,662	Saipem SpA	1,268,560
		3,216,937
JAPAN ― 13.9%
15,400	Benesse Corp.	612,617
100	Central Japan Railway Co.	605,075
23,800	FamilyMart Co. Ltd.	804,135
5,100	FAST RETAILING CO. LTD.	511,085
30,700	Honda Motor Co. Ltd.	737,523
155,900	iShares MSCI Japan Index Fund	1,148,983
56,000	Japan Steel Works Ltd. (The)	500,381
31,000	Konami Corp.	435,605
21,300	Kurita Water Industries Ltd.	359,223
14,200	Mitsubishi Corp.	177,689
30,000	Mitsubishi Estate Co. Ltd.	299,451
151,100	Mitsubishi UFJ Financial Group, Inc.	687,187
2,000	Mitsui OSK Lines Ltd.	10,188
6,000	Murata Manufacturing Co. Ltd.	227,590
4,400	Nintendo Co. Ltd.	1,247,177
2,100	Nomura ETF - Nikkei 225 Exchange Traded Fund	162,806
1,600	Rakuten, Inc.	820,689

NT International Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

37,100	Softbank Corp.	$ 445,850
424	Sony Financial Holdings, Inc.	1,075,578
8,100	Sumitomo Mitsui Financial Group, Inc.	258,135
15,200	Terumo Corp.	466,824
205,000	Tokyo Gas Co. Ltd.	820,560
6,900	Unicharm Corp.	449,375
		12,863,726
LUXEMBOURG ― 0.2%
5,200	Millicom International Cellular SA	204,724

MEXICO ― 0.2%
29,000	Cemex SAB de CV ADR(1)	156,310

MULTI-NATIONAL ― 0.6%
14,500	iShares MSCI EAFE Growth Index Fund	520,260

NETHERLANDS ― 4.1%
17,300	ASML Holding NV	266,959
23,600	ING Groep NV CVA	108,531
163,800	Koninklijke Ahold NV	1,835,755
107,300	Koninklijke KPN NV	1,383,847
15,200	Randstad Holding NV	222,587
		3,817,679
PEOPLE'S REPUBLIC OF CHINA ― 1.0%
433,500	China Merchants Bank Co. Ltd. H Shares	625,056
6,800	iShares FTSE/Xinhua China 25 Index Fund	165,308
22,600	Tencent Holdings Ltd.	128,773
		919,137
SINGAPORE ― 0.4%
59,000	United Overseas Bank Ltd.	376,486

SOUTH KOREA ― 1.4%
17,300	Hyundai Motor Co.	547,006
700	POSCO	141,705
2,100	Samsung Electronics Co. Ltd.	649,142
		1,337,853
SPAIN ― 3.1%
122,825	Banco Santander SA	757,356
52,400	Indra Sistemas SA	959,556
61,200	Telefonica SA	1,139,757
		2,856,669
SWEDEN ― 0.2%
4,500	H & M Hennes & Mauritz AB B shares	168,155

SWITZERLAND ― 9.3%
59,715	ABB Ltd.(1)	721,831
6,500	Actelion Ltd.(1)	307,242
12,100	Credit Suisse Group AG	297,148
33,400	Julius Baer Holding AG	774,017
5,600	Lonza Group AG	538,173
62,300	Nestle SA	2,037,093
30,465	Novartis AG	1,108,782
9,366	Roche Holding AG	1,062,168
400	SGS SA	361,279
6,707	Syngenta AG	1,427,451
		8,635,184

NT International Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

TAIWAN (REPUBLIC OF CHINA) ― 0.8%
203,599	AU Optronics Corp.	$ 148,139
46,400	AU Optronics Corp. ADR	333,616
31,300	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	236,002
		717,757
UNITED KINGDOM ― 22.6%
48,976	Admiral Group plc	596,963
24,400	AMEC plc	189,647
43,000	AstraZeneca plc	1,375,587
33,598	Autonomy Corp. plc(1)	583,299
99,600	BAE Systems plc	527,428
135,331	BG Group plc	1,931,120
213,800	British Sky Broadcasting Group plc	1,433,779
25,000	Cadbury plc	191,809
93,801	Capita Group plc (The)	890,135
59,600	Carnival plc	1,217,506
233,060	Cobham plc	642,170
282,100	Compass Group plc	1,247,197
72,872	GlaxoSmithKline plc	1,112,277
66,808	HSBC Holdings plc	478,597
90,100	International Power plc	305,712
210,400	Kingfisher plc	379,401
57,112	Man Group plc	139,331
30,000	Next plc	500,318
33,208	Reckitt Benckiser Group plc	1,278,112
149,998	Reed Elsevier plc	1,119,912
97,787	Scottish and Southern Energy plc	1,599,793
379,082	Tesco plc	1,803,932
101,400	TUI Travel plc	320,329
648,700	Vodafone Group plc	1,153,137
		21,017,491
UNITED STATES ― 0.5%
5,600	Apple, Inc.(1)	500,136
TOTAL COMMON STOCKS
(Cost $111,592,895)		90,201,851

TEMPORARY CASH INVESTMENTS — 5.6%
25,842	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	25,842

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 4.875%, 5/15/09, valued at $4,689,626), in a joint trading account at 0.22%, dated 2/27/09, due 3/2/09 (Delivery value $4,600,084)		4,600,000
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.33%, 8/20/09, valued at $611,948), in a joint trading account at 0.20%, dated 2/27/09, due 3/2/09 (Delivery value $600,010)		600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,225,842)		5,225,842

TOTAL INVESTMENT SECURITIES — 102.8%
(Cost $116,818,737)		$ 95,427,693
OTHER ASSETS AND LIABILITIES — (2.8)%		(2,566,738)
TOTAL NET ASSETS — 100.0%		$ 92,860,955

NT International Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	15.7%
Consumer Discretionary	13.9%
Health Care	12.4%
Consumer Staples	11.2%
Industrials	9.0%
Information Technology	8.0%
Energy	7.7%
Materials	6.6%
Telecommunication Services	6.3%
Utilities	4.2%
Diversified	2.2%
Cash and Equivalents*	2.8%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
EAFE	-	Europe, Australasia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

NT International Growth – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 6,739,705
Level 2 - Other Significant Observable Inputs	88,687,988
Level 3 - Significant Unobservable Inputs
$ 95,427,693

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 123,048,814
Gross tax appreciation of investments	$ 602,600
Gross tax depreciation of investments	(28,223,721)
Net tax appreciation (depreciation) of investments	$ (27,621,121)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Emerging Markets Fund

February 28, 2009

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

COMMON STOCKS — 98.2%

BRAZIL ― 16.0%
43,200	ALL - America Latina Logistica SA	$ 146,866
40,600	Banco Bradesco SA Preference Shares	357,377
95,900	Cia Vale do Rio Doce Preference Shares	1,078,344
22,300	Global Village Telecom Holding SA(1)	225,854
31,500	Lupatech SA(1)	306,912
38,900	Natura Cosmeticos SA	353,474
56,266	Petroleo Brasileiro SA ADR	1,560,256
27,950	Redecard SA	291,024
67,100	Unibanco-Uniao de Bancos Brasileiros SA	354,664
24,125	Vivo Particpacoes SA ADR	391,066
		5,065,837
CHILE ― 0.6%
35,519	Cia Cervecerias Unidas SA	192,831

CZECH REPUBLIC ― 1.2%
6,076	CEZ AS	183,669
11,686	Telefonica O2 Czech Republic AS	198,611
		382,280
HONG KONG ― 6.7%
25,429	China Mobile Ltd. ADR	1,102,347
250,000	China Overseas Land & Investment Ltd.	324,989
646,000	CNOOC Ltd.	557,896
107,200	iShares FTSE/Xinhua A50 China Tracker	124,287
		2,109,519
HUNGARY ― 0.4%
55,032	Magyar Telekom Telecommuncations plc	127,088

INDIA ― 7.9%
10,457	Bharat Heavy Electricals Ltd.	284,624
39,167	Dr. Reddys Laboratories Ltd.	296,371
7,231	Grasim Industries Ltd.	192,597
16,056	ICICI Bank Ltd.	101,739
38,089	JSW Steel Ltd.	137,802
210,480	Power Finance Corp. Ltd.	586,706
203,751	Power Grid Corp. of India Ltd.	382,244
13,964	Reliance Industries Ltd.	341,585
108,216	Rolta India Ltd.	185,753
		2,509,421
INDONESIA ― 1.9%
961,500	PT Bank Rakyat Indonesia	293,569
1,901,500	PT Perusahaan Gas Negara	297,620
		591,189
ISRAEL ― 3.3%
20,639	Israel Chemicals Ltd.	157,721
19,830	Teva Pharmaceutical Industries Ltd. ADR	884,022
		1,041,743
LUXEMBOURG ― 0.7%
15,440	Evraz Group SA GDR	135,587

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

5,271	Tenaris SA ADR	$ 92,506
		228,093
MALAYSIA ― 0.6%
948,800	SapuraCrest Petroleum Bhd	186,375

MEXICO ― 3.6%
21,600	America Movil SAB de CV ADR, Series L	550,368
105,061	Desarrolladora Homex SAB de CV(1)	220,746
187,125	Grupo Financiero Banorte, SAB de CV	197,077
71,578	Grupo Modelo SAB de CV	185,595
		1,153,786
PANAMA ― 0.8%
9,207	Copa Holdings SA, Class A	243,341

PEOPLE'S REPUBLIC OF CHINA ― 13.8%
915,000	Asia Cement China Holdings Corp.(1)	380,903
1,163,000	Bank of China Ltd.	319,711
649,000	China Construction Bank Corp. H Shares	324,345
353,000	China High Speed Transmission Equipment Group Co. Ltd.	453,852
197,000	China Life Insurance Co. Ltd. H Shares	547,963
183,500	China Railway Construction Corp. Ltd. H Shares(1)	220,927
704,285	China South Locomotive & Rolling Stock Corp. H Shares(1)	306,090
255,000	China Yurun Food Group Ltd.	303,015
877,000	Industrial & Commercial Bank of China Ltd. H Shares	352,785
14,993	Mindray Medical International Ltd. ADR	273,622
8,993	New Oriental Education & Technology Group ADR(1)	402,617
52,400	Tencent Holdings Ltd.	298,572
482,000	Want Want China Holdings Ltd.	189,825
		4,374,227
PERU ― 1.3%
11,516	Credicorp Ltd.	420,449

POLAND ― 2.0%
253,038	Polskie Gornictwo Naftowe I Gazownictwo SA	238,239
17,464	Powszechna Kasa Oszczednosci Bank Polski SA	91,182
59,392	Telekomunikacja Polska SA	287,287
		616,708
RUSSIAN FEDERATION ― 3.8%
42,728	OAO Gazprom ADR	550,281
11,068	OAO LUKOIL	344,024
27,547	Vimpel-Communications ADR	144,346
5,422	Wimm-Bill-Dann Foods OJSC ADR(1)	160,654
		1,199,305
SINGAPORE ― 0.9%
162,000	Wilmar International Ltd.	297,047

SOUTH AFRICA ― 7.5%
53,206	Aspen Pharmacare Holdings Ltd.(1)	217,989
21,987	Harmony Gold Mining Co. Ltd.(1)	264,763
25,865	Impala Platinum Holdings Ltd.	302,653
28,289	MTN Group Ltd.	240,189
20,909	Naspers Ltd.	318,030
180,633	Netcare Ltd.(1)	153,548
20,080	Sasol Ltd.	498,367

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

40,719	Shoprite Holdings Ltd.	$ 200,820
59,476	Truworths International Ltd.	183,082
		2,379,441
SOUTH KOREA ― 10.7%
22,343	CJ Internet Corp.	205,632
1,381	DC Chemical Co. Ltd.	192,816
30	Hite Brewery Co. Ltd.	2,655
28,410	Hynix Semiconductor, Inc.(1)	159,698
4,075	Hyundai Engineering & Construction Co. Ltd.	136,926
1,840	Hyundai Mipo Dockyard Co. Ltd.	140,862
4,950	Hyundai Motor Co.	156,513
65,830	Korean Reinsurance Co.	410,249
1,820	LG Household & Health Care Ltd.	176,296
885	MegaStudy Co. Ltd.	107,034
1,244	POSCO	251,830
3,745	Samsung Electronics Co. Ltd.	1,157,637
2,898	Samsung Fire & Marine Insurance Co. Ltd.	293,644
		3,391,792
TAIWAN (REPUBLIC OF CHINA) ― 10.8%
227,000	Acer, Inc.	295,107
265,267	Asia Cement Corp.	195,963
257,000	AU Optronics Corp.	186,993
131,050	Hon Hai Precision Industry Co. Ltd.	258,665
26,000	HTC Corp.	278,563
51,190	MediaTek, Inc.	439,384
99,000	President Chain Store Corp.	207,009
757,194	Taiwan Semiconductor Manufacturing Co. Ltd.	949,296
279,000	U-Ming Marine Transport Corp.	354,103
338,000	Wistron Corp.	251,639
		3,416,722
THAILAND ― 0.6%
145,100	Kasikornbank PCL	176,762
16,300	Kasikornbank PCL NVDR	19,843
		196,605
TURKEY ― 2.2%
27,748	Anadolu Efes Biracilik Ve Malt Sanayii AS	176,360
43,880	Turk Hava Yollari AO(1)	144,304
300,595	Turkiye Garanti Bankasi AS(1)	365,100
		685,764
UNITED KINGDOM ― 0.9%
27,525	Antofagasta plc	172,854
18,570	Hikma Pharmaceuticals plc	100,033
		272,887
TOTAL INVESTMENT SECURITIES — 98.2%
(Cost $37,591,384)		31,082,450
OTHER ASSETS AND LIABILITIES — 1.8%		563,549
TOTAL NET ASSETS — 100.0%		$31,645,999

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	18.4%
Information Technology	14.1%
Energy	13.8%
Materials	11.0%
Telecommunication Services	10.3%
Industrials	8.7%
Consumer Staples	7.7%
Health Care	6.1%
Consumer Discretionary	5.0%
Utilities	2.7%
Diversified	0.4%
Cash Equivalents*	1.8%
*Includes other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 5,834,528
Level 2 - Other Significant Observable Inputs	25,247,922
Level 3 - Significant Unobservable Inputs	-
$ 31,082,450

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 40,350,314
Gross tax appreciation of investments	$ 189,335
Gross tax depreciation of investments	(9,457,199)
Net tax appreciation (depreciation) of investments	$ (9,267,864)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Life Sciences Fund

February 28, 2009

Life Sciences – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

COMMON STOCKS — 99.1%
BIOTECHNOLOGY ― 18.0%
53,201	Amgen, Inc.(1)	$ 2,603,125
20,300	BioMarin Pharmaceutical, Inc.(1)	243,600
20,809	Celgene Corp.(1)	930,786
8,900	Cephalon, Inc.(1)	583,751
30,200	Genentech, Inc.(1)	2,583,610
15,444	Genzyme Corp.(1)	941,003
61,600	Gilead Sciences, Inc.(1)	2,759,680
16,020	Vertex Pharmaceuticals, Inc.(1)	484,285
		11,129,840
FOOD & STAPLES RETAILING ― 2.0%
48,000	CVS/Caremark Corp.	1,235,520

HEALTH CARE EQUIPMENT & SUPPLIES ― 14.3%
33,536	Alcon, Inc.	2,762,025
49,820	Baxter International, Inc.	2,536,336
14,284	Becton, Dickinson & Co.	884,037
18,703	Covidien Ltd.	592,324
21,053	Medtronic, Inc.	622,958
21,777	Smith & Nephew plc ADR	769,381
21,341	St. Jude Medical, Inc.(1)	707,668
		8,874,729
HEALTH CARE PROVIDERS & SERVICES ― 13.8%
37,657	Aetna, Inc.	898,873
27,616	AmerisourceBergen Corp.	877,084
38,791	Community Health Systems, Inc.(1)	634,621
29,000	Express Scripts, Inc.(1)	1,458,700
6,500	Laboratory Corp. of America Holdings(1)	357,565
20,828	McKesson Corp.	854,365
13,551	Quest Diagnostics, Inc.	621,042
82,739	UnitedHealth Group, Inc.	1,625,821
36,622	WellPoint, Inc.(1)	1,242,218
		8,570,289
LIFE SCIENCES TOOLS & SERVICES ― 2.2%
38,138	Thermo Fisher Scientific, Inc.(1)	1,382,884

PHARMACEUTICALS ― 48.8%
99,036	Abbott Laboratories	4,688,364
22,280	Allergan, Inc.	863,127
25,716	AstraZeneca plc ADR	812,368
122,111	Bristol-Myers Squibb Co.	2,248,064
27,432	Eli Lilly & Co.	805,952
67,420	Johnson & Johnson	3,371,000
119,394	Merck & Co., Inc.	2,889,335
130,000	Mylan, Inc.(1)	1,615,900
247,845	Pfizer, Inc.	3,050,972
167,688	Schering-Plough Corp.	2,916,094
24,000	Shire plc ADR	851,040
72,033	Teva Pharmaceutical Industries Ltd. ADR	3,211,231

Life Sciences – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

71,889	Wyeth	$ 2,934,509
		30,257,956
TOTAL COMMON STOCKS
(Cost $73,292,403)		61,451,218
TEMPORARY CASH INVESTMENTS — 0.9%

86,542	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	86,542

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 4.875%, 5/15/09, valued at $509,742), in a joint trading account at 0.22%, dated 2/27/09, due 3/2/09 (Delivery value $500,009)		500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $586,542)		586,542

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $73,878,945)		62,037,760
OTHER ASSETS AND LIABILITIES(2)		(3,769)
TOTAL NET ASSETS — 100.0%		$ 62,033,991

Geographic Diversification
(as a % of net assets)
United States	84.6%
Israel	5.2%
Switzerland	4.5%
United Kingdom	3.9%
Bermuda	0.9%
Cash and Equivalents*	0.9%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Life Sciences – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 61,537,760
Level 2 - Other Significant Observable Inputs	500,000
Level 3 - Significant Unobservable Inputs	-
$ 62,037,760

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 73,923,911
Gross tax appreciation of investments	$ 2,014,480
Gross tax depreciation of investments	(13,900,631)
Net tax appreciation (depreciation) of investments	$ (11,886,151)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Technology Fund

February 28, 2009

Technology – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE ― 1.5%
12,386	American Science & Engineering, Inc.	$ 751,706

COMMUNICATIONS EQUIPMENT ― 12.5%
250,846	Cisco Systems, Inc.(1)	3,654,826
23,056	EMS Technologies, Inc.(1)	462,965
69,533	QUALCOMM, Inc.	2,324,488
		6,442,279
COMPUTERS & PERIPHERALS ― 14.6%
29,748	Apple, Inc.(1)	2,656,794
148,458	EMC Corp.(1)	1,558,809
107,411	Hewlett-Packard Co.	3,118,141
86,347	LaserCard Corp.(1)	222,775
		7,556,519
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 3.2%
34,846	Arrow Electronics, Inc.(1)	579,489
35,031	Avnet, Inc.(1)	604,985
44,372	Cogent, Inc.(1)	461,469
		1,645,943
INTERNET & CATALOG RETAIL ― 1.8%
14,248	Amazon.com, Inc.(1)	923,128

INTERNET SOFTWARE & SERVICES ― 13.5%
9,029	Baidu, Inc. ADR(1)	1,339,181
14,396	Google, Inc., Class A(1)	4,865,704
58,623	Yahoo!, Inc.(1)	775,583
		6,980,468
IT SERVICES ― 11.0%
24,937	Accenture Ltd., Class A	727,911
34,082	Affiliated Computer Services, Inc., Class A(1)	1,589,244
26,120	International Business Machines Corp.	2,403,824
35,364	SAIC, Inc.(1)	668,733
23,759	Western Union Co. (The)	265,150
		5,654,862
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 19.2%
111,023	Applied Materials, Inc.	1,022,522
79,949	ASML Holding NV New York Shares	1,209,628
47,581	Broadcom Corp., Class A(1)	782,707
109,963	Intel Corp.	1,400,928
27,515	KLA-Tencor Corp.	474,634
26,501	Linear Technology Corp.	577,722
76,335	Marvell Technology Group Ltd.(1)	573,276
54,034	Microchip Technology, Inc.	1,014,218
65,306	NVIDIA Corp.(1)	540,734
194,409	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,465,844
48,100	Xilinx, Inc.	850,408
		9,912,621
SOFTWARE ― 22.1%
27,361	McAfee, Inc.(1)	764,740
286,382	Microsoft Corp.	4,625,069

Technology – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

226,910	Oracle Corp.(1)	$ 3,526,181
13,756	Quality Systems, Inc.	532,495
31,653	SAP AG ADR	1,017,328
44,588	VMware, Inc., Class A(1)	925,647
		11,391,460
TOTAL COMMON STOCKS
(Cost $62,702,299)		51,258,986
TEMPORARY CASH INVESTMENTS — 0.5%

61,249	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	61,249
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.33%, 8/20/09, valued at $203,983), in a joint trading account at 0.20%, dated 2/27/09, due 3/2/09 (Delivery value $200,003)		200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $261,249)		261,249

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $62,963,548)		51,520,235
OTHER ASSETS AND LIABILITIES — 0.1%		60,680
TOTAL NET ASSETS — 100.0%		$51,580,915

Geographic Diversification
(as a % of net assets)
United States	87.1%
Taiwan (Republic of China)	2.8%
People's Republic of China	2.6%
Bermuda	2.5%
Netherlands	2.4%
Germany	2.0%
Cash and Equivalents*	0.6%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Technology – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 51,320,235
Level 2 - Other Significant Observable Inputs	200,000
Level 3 - Significant Unobservable Inputs	-
$ 51,520,235

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 63,337,573
Gross tax appreciation of investments	458,862
Gross tax depreciation of investments	(12,276,200)
Net tax appreciation (depreciation) of investments	$ (11,817,338)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 23, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 23, 2009